Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 76,183
Additions	1,366
Transfers	100
Depreciation for the period	(5,437)
Translation differences	409
Ending balance	72,621 [1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,216
Ending balance	93,091
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,033)
Ending balance	(20,470)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,064
Additions	206
Transfers	100
Depreciation for the period	(1,179)
Translation differences	2
Ending balance	18,193
Buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,202
Ending balance	23,510
Buildings and leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,137)
Ending balance	(5,316)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,274
Additions	153
Transfers	1,267
Depreciation for the period	(557)
Translation differences	32
Ending balance	4,169
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,919
Ending balance	6,371
Fixtures and fittings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,646)
Ending balance	(2,203)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,747
Additions	1,007
Transfers	(1,267)
Depreciation for the period	(3,701)
Translation differences	375
Ending balance	50,161
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,997
Ending balance	63,112
Plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,250)
Ending balance	(12,951)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98
Ending balance	98
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98
Ending balance	€ 98

[1]	Unaudited